STATUTORY RESERVES AND RESTRICTED NET ASSETS - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Net cash provided by (used in) operating activities	¥ 11,157,625	$ 1,571,522	¥ 8,460,754	¥ 3,595,122
Net cash provided by (used in) investing activities	(3,977,440)	(560,210)	(8,472,355)	(24,884,074)
Net cash provided by (used in) financing activities	(6,961,591)	(980,519)	(1,154,993)	(1,074,173)
Effect of exchange rate changes on cash and cash equivalents	44,608	6,278	28,644	(442,141)
Net increase (decrease) in cash and cash equivalents and restricted cash	263,202	37,071	(1,137,950)	(22,805,266)
Cash and cash equivalents at the beginning of the year	19,413,202	2,734,292	20,446,104	40,969,979
Cash and cash equivalents at the end of the year	19,634,716	$ 2,765,492	19,413,202	20,446,104
Parent
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Net cash provided by (used in) operating activities	62,063		(58,875)	(10,302)
Net cash provided by (used in) investing activities	6,933,723		1,348,740	(3,183,233)
Net cash provided by (used in) financing activities	(6,576,333)		(1,319,793)	7
Effect of exchange rate changes on cash and cash equivalents	(422,857)		(12,489)	(12,822)
Net increase (decrease) in cash and cash equivalents and restricted cash	(3,404)		(42,417)	(3,206,350)
Cash and cash equivalents at the beginning of the year	12,818		55,235	3,261,585
Cash and cash equivalents at the end of the year	¥ 9,414		¥ 12,818	¥ 55,235